14. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Note 14. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

There were no significant non-cash transactions for the year ended December 31, 2013. The significant non-cash transaction for the years ended December 31, 2012 and December 31, 2011 consisted of the following items:

·	issuance of 540,000 common shares (December 31, 2011 - 752,500) in payment of mineral property acquisitions valued at $378,776 (December 31, 2011 - $1,721,110) which have been capitalized as mineral property interests.

·	funding by OTLLC of the Company’s investment requirements for the Entrée-OTLLC Joint Venture of $1,012,156 (December 31, 2011 - $2,397,085).